Share capital and reserves (Disclosure of number and weighted average exercise prices of share options) (Details)	12 Months Ended
	Dec. 31, 2024 Share $ / shares	Dec. 31, 2023 Share $ / shares	Dec. 31, 2022 Share $ / shares
Disclosure Of Share Capital And Reserves [Abstract]
Number of shares outstanding - beginning of year | Share	3,391,500	2,710,000	2,330,500
Number of shares, Granted | Share	375,000	1,625,000	1,250,000
Number of shares, Exercised | Share	(463,000)	(238,500)	(770,500)
Number of shares, Expired | Share	(66,500)	(705,000)	(100,000)
Number of shares outstanding - end of period | Share	3,237,000	3,391,500	2,710,000
Weighted average exercise price - Outstanding - beginning of year | $ / shares	$ 1.21	$ 1.35	$ 1.34
Weighted average exercise price, Granted | $ / shares	0.74	1.12	1.29
Weighted average exercise price, Exercised | $ / shares	1.05	1.43	1.24
Weighted average exercise price, Expired | $ / shares	2	1.47	1.38
Weighted average exercise price - Outstanding - end of period | $ / shares	$ 1.06	$ 1.21	$ 1.35